SHORT-TERM BANK BORROWINGS (Details)		12 Months Ended
		Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)		Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Amount		$ 19,270,530	$ 21,335,938		¥ 132,350,000	¥ 141,980,000
Agricultural Bank Loan One [Member]
Amount		$ 901,281	$ 838,530		¥ 6,190,000	¥ 5,580,000
Issuance Date		Dec. 01, 2017	Jan. 13, 2017
Expiration Date		Nov. 25, 2018	Jan. 12, 2018
Interest		6.00%	5.44%		6.00%	5.44%
Agricultural Bank Loan Two [Member]
Amount		$ 1,164,822	$ 1,307,385		¥ 8,000,000	¥ 8,700,000
Issuance Date		Jan. 18, 2018	Jan. 18, 2017
Expiration Date		Dec. 05, 2018	Jan. 17, 2018
Interest		6.00%	5.66%		6.00%	5.66%
Agricultural Bank Loan Three [Member]
Amount		$ 1,103,669	$ 864,076		¥ 7,580,000	¥ 5,750,000
Issuance Date		Jan. 18, 2018	Aug. 17, 2017
Expiration Date		Oct. 08, 2018	Aug. 16, 2018
Interest		6.00%	5.44%		6.00%	5.44%
Agricultural Bank Loan Four [Member]
Amount		$ 1,266,744	$ 646,179		¥ 8,700,000	¥ 4,300,000
Issuance Date		Jan. 29, 2018	Aug. 14, 2017
Expiration Date		Jan. 05, 2019	Aug. 13, 2018
Interest		6.22%	5.44%		6.22%	5.44%
Agricultural Bank Loan Five [Member]
Amount		$ 626,092	$ 901,646		¥ 4,300,000	¥ 6,000,000
Issuance Date		Aug. 16, 2018	Sep. 22, 2017
Expiration Date		Aug. 15, 2019	Sep. 21, 2018
Interest		6.09%	5.65%		6.09%	5.65%
Agricultural Bank Loan Six [Member]
Amount		$ 837,216	$ 930,198		¥ 5,750,000	¥ 6,190,000
Issuance Date		Aug. 21, 2018	Dec. 16, 2016
Expiration Date		Aug. 01, 2019	Dec. 11, 2017
Interest		6.09%	4.79%		6.09%	4.79%
Agricultural Bank Loan Seven [Member]
Amount		$ 873,617	$ 1,502,743		¥ 6,000,000	¥ 10,000,000
Issuance Date		Sep. 27, 2018	Jan. 10, 2017
Expiration Date		Sep. 01, 2019	Jan. 09, 2018
Interest		6.09%	4.79%		6.09%	4.79%
Bank of China Loan One [Member]
Amount		$ 618,812	$ 1,284,845		¥ 4,250,000	¥ 8,550,000
Issuance Date		Apr. 03, 2018	Apr. 10, 2017
Expiration Date		Apr. 02, 2019	Mar. 29, 2018
Interest		5.27%	4.79%		5.27%	4.79%
Bank of China Loan Two [Member]
Amount		$ 990,099	$ 223,909		¥ 6,800,000	¥ 1,490,000
Issuance Date		Apr. 03, 2018	Apr. 10, 2017
Expiration Date		Apr. 02, 2019	Mar. 29, 2018
Interest		5.27%	4.79%		5.27%	4.79%
Bank of China Loan Three [Member]
Amount			$ 414,757			¥ 2,760,000
Issuance Date			Apr. 10, 2017
Expiration Date			Mar. 29, 2018
Interest			4.79%			4.79%
China Merchants Bank Loan One [Member]
Amount		$ 2,184,042	$ 811,481		¥ 15,000,000	¥ 5,400,000
Issuance Date		Dec. 12, 2017	Dec. 20, 2016
Expiration Date		Dec. 06, 2018	Dec. 11, 2017
Interest		5.44%	5.44%		5.44%	5.44%
China Merchants Bank Loan Two [Member]
Amount		$ 218,404	$ 900,143		¥ 1,500,000	¥ 5,990,000
Issuance Date		Feb. 08, 2018	Dec. 20, 2016
Expiration Date		Dec. 01, 2018	Dec. 11, 2017
Interest		5.66%	5.44%		5.66%	5.44%
China Merchants Bank Loan Three [Member]
Amount			$ 751,371			¥ 5,000,000
Issuance Date			Dec. 20, 2016
Expiration Date			Dec. 11, 2017
Interest			5.44%			5.44%
China Merchants Bank Loan Four [Member]
Amount			$ 61,612			¥ 410,000
Issuance Date			Dec. 22, 2016
Expiration Date			Dec. 11, 2017
Interest			5.52%			5.52%
Industrial Bank Loan One [Member]
Amount		$ 946,419			¥ 6,500,000
Issuance Date		Dec. 06, 2017
Expiration Date		Dec. 03, 2018
Interest		6.50%			6.50%
Industrial Bank Loan Two [Member]
Amount		$ 436,809			¥ 3,000,000
Issuance Date		Dec. 07, 2017
Expiration Date		Nov. 27, 2018
Interest		6.00%			6.00%
Industrial Bank Loan Three [Member]
Amount		$ 800,815			¥ 5,500,000
Issuance Date		Dec. 08, 2017
Expiration Date		Nov. 20, 2018
Interest		6.45%			6.45%
China Minsheng Bank Loan One [Member]
Amount		$ 582,411			¥ 4,000,000
Issuance Date		Jun. 28, 2018
Expiration Date		Mar. 31, 2019
Interest		5.44%			5.44%
China Minsheng Bank Loan Two [Member]
Amount		$ 320,326			¥ 2,200,000
Issuance Date		Jun. 28, 2018
Expiration Date		Mar. 31, 2019
Interest		5.44%			5.44%
Ping An Bank Loan [Member]
Amount		$ 902,737	$ 1,196,183		¥ 6,200,000	¥ 7,960,000
Issuance Date		Sep. 25, 2018	Sep. 27, 2017
Expiration Date		Sep. 25, 2019	Sep. 25, 2018
Interest		7.96%	6.09%	[1]	7.96%	6.09%	[1]
CZBANK Loan One [Member]
Amount		$ 509,610			¥ 3,500,000
Issuance Date		Apr. 20, 2018
Expiration Date		Oct. 19, 2018
Interest		6.53%			6.53%
CZBANK Loan Two [Member]
Amount		$ 873,617			¥ 6,000,000
Issuance Date		Apr. 19, 2018
Expiration Date		Oct. 18, 2018
Interest		6.48%			6.48%
CZBANK Loan Three [Member]
Amount		$ 873,617			¥ 6,000,000
Issuance Date		Apr. 17, 2018
Expiration Date		Oct. 16, 2018
Interest		6.53%			6.53%
CZBANK Loan Four [Member]
Amount		$ 218,404			¥ 1,500,000
Issuance Date		Apr. 19, 2018
Expiration Date		Oct. 18, 2018
Interest		6.50%			6.50%
CZBANK Loan Five [Member]
Amount		$ 710,542			¥ 4,880,000
Issuance Date		Apr. 26, 2018
Expiration Date		Apr. 26, 2019
Interest		4.35%			4.35%
Xingye Bank Loan One [Member]
Amount			$ 976,783			¥ 6,500,000
Issuance Date			Sep. 04, 2017
Expiration Date			Dec. 04, 2017
Interest	[1]		6.50%			6.50%
Xingye Bank Loan Two [Member]
Amount			$ 976,783			¥ 6,500,000
Issuance Date			Sep. 05, 2017
Expiration Date			Dec. 20, 2017
Interest	[1]		6.50%			6.50%
Xingye Bank Loan Three [Member]
Amount			$ 751,371			¥ 5,000,000
Issuance Date			Sep. 06, 2017
Expiration Date			Dec. 14, 2017
Interest	[1]		6.50%			6.50%
Minsheng Bank Loan One [Member]
Amount			$ 653,693			¥ 4,350,000
Issuance Date			Jun. 30, 2017
Expiration Date			Jun. 30, 2018
Interest			5.44%			5.44%
Minsheng Bank Loan Two [Member]
Amount			$ 488,391			¥ 3,250,000
Issuance Date			Jun. 30, 2017
Expiration Date			Jun. 30, 2018
Interest			5.44%			5.44%
Zhejiang Commerce Bank Loan One [Member]
Amount			$ 901,646			¥ 6,000,000
Issuance Date			Jul. 27, 2017
Expiration Date			Apr. 20, 2018
Interest			7.50%			7.50%
Zhejiang Commerce Bank Loan Two [Member]
Amount			$ 225,411			¥ 1,500,000
Issuance Date			Jul. 28, 2017
Expiration Date			Apr. 20, 2018
Interest			7.50%			7.50%
Zhejiang Commerce Bank Loan Three [Member]
Amount			$ 1,577,880			¥ 10,500,000
Issuance Date			Jul. 28, 2017
Expiration Date			Apr. 20, 2018
Interest			7.50%			7.50%
Bank of Communications Loan One [Member]
Amount			$ 450,823			¥ 3,000,000
Issuance Date			May 10, 2017
Expiration Date			Nov. 13, 2017
Interest			7.60%			7.60%
Bank of Communications Loan Two [Member]
Amount			$ 450,823			¥ 3,000,000
Issuance Date			Apr. 18, 2017
Expiration Date			Nov. 13, 2017
Interest			7.12%			7.12%
Bank of Communications Loan Three [Member]
Amount			$ 450,823			¥ 3,000,000
Issuance Date			Apr. 14, 2017
Expiration Date			Nov. 13, 2017
Interest			6.30%			6.30%
Bank of Communications Loan Four [Member]
Amount			$ 450,823			¥ 3,000,000
Issuance Date			Apr. 19, 2017
Expiration Date			Nov. 13, 2017
Interest			7.60%			7.60%
Bank of Communications Loan Five [Member]
Amount		$ 1,310,425	$ 345,630		¥ 9,000,000	¥ 2,300,000
Issuance Date		Sep. 10, 2018	May 11, 2017
Expiration Date		Sep. 07, 2019	Nov. 13, 2017
Interest		6.34%	7.60%		6.34%	7.60%

[1]	These short-term borrowings were subject to variable interest rates.